UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-58433

 NAME OF REGISTRANT:                     Marshall Funds, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 111 East Kilbourn Avenue
                                         Suite 200
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Timothy M. Bonin
                                         111 East Kilbourn Avenue
                                         Suite 200
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          800-236-3863

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011



Marshall Emerging Markets Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 GAFISA S.A.                                                                                 Agenda Number:  933332861
--------------------------------------------------------------------------------------------------------------------------
        Security:  362607301
    Meeting Type:  Special
    Meeting Date:  14-Oct-2010
          Ticker:  GFA
            ISIN:  US3626073015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF TWO NEW MEMBERS TO OCCUPY VACANT              Mgmt          For                            For
       SEATS ON COMPANY'S BOARD OF DIRECTORS, IN ADDITION
       TO THE MEMBERS THAT ARE CURRENTLY ELECTED,
       BOTH WITH TERM OF OFFICE UNTIL THE COMPANY'S
       ANNUAL GENERAL MEETING TO BE HELD IN 2012;
       (I) WILSON AMARAL DE OLIVEIRA, BRAZILIAN, (II)
       RENATO DE ALBUQUERQUE, BRAZILIAN, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

02     ADJUSTMENT OF THE ANNUAL GLOBAL REMUNERATION              Mgmt          For                            For
       FOR 2010. : WE HEREBY PROPOSE THAT THE GLOBAL
       COMPENSATION OF THE MANAGEMENT OF THE COMPANY
       FOR 2010 IS INCREASED IN THE AMOUNT OF R$86,400.00,
       DUE TO THE INCREASE OF THE NUMBER OF DIRECTORS.
       THEREFORE, THE ANNUAL GLOBAL COMPENSATION WOULD
       BE IN THE TOTAL AMOUNT UP TO R$9,781,681.00.




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702613274
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2010
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to make a decision to pay out interim             Mgmt          For                            For
       dividends on the Company's outstanding shares
       based on first half 2010 financial results;
       to determine the size, schedule, form and procedure
       of paying interim dividends

2      Approve the related party transaction (Amendment          Mgmt          For                            For
       to the Gas Transportation    Services Agreement
       No 22 NPtr/k-2004 of 06 OCT 2003) between OAO
       NOVATEK and  OAO Gazprom subject to the following
       terms and conditions, as specified

3      Approve the related party transaction (Amendment          Mgmt          For                            For
       to the Gas Delivery          Agreement No 30
       Pk-2010/2009-690-M of 27 JAN 2010) between
       OAO NOVATEK and    OAO Gazprom subject to the
       following terms and conditions, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL TEXT IN RESOLUTION 1. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.





* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Marshall Funds, Inc.
By (Signature)       /s/ Timothy Bonin
Name                 Timothy Bonin
Title                President
Date                 08/30/2011